UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Pacific Edge Investment Management, LLC
Address:  444 High Street, Suite 300
          Palo Alto, CA 94301

13 File Number: 28-10143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:  Pacific Edge Investment Management, LLC
Name:  Karen Payne
Title:  Manager
Phone:  (650) 325-3343

Signature, Place and Date of Signing:

/s/ Karen Payne, Palo Alto, California, February 13, 2006


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   35

Form 13F Information Table Value Total:  $168,294 (in thousands)

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE  SHARES/ SH/ PUT/  INVSTMT   OTHER        VOTING AUTHORITY
 NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000)  PRN AMT  PRN CALL  DISCRETN MANAGERS     SOLE      SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------

***FLEXTRONICS INT LTD         NASDAQ OTC ISSUES   Y2573F102   5,638    540,000  SH       Sole              540,000     0      0
ACTUATE CORPORATION            NASDAQ OTC ISSUES   00508B102   5,951  1,895,320  SH       Sole            1,895,320     0	0
APPLIED FILMS CORP             NASDAQ OTC ISSUES   038197109   4,258    205,000  SH       Sole              205,000	0	0
CACI INTL INC                  PUT OPTIONS         127190304   6,312    110,000  SH  PUT  Sole              110,000	0	0
CALAMP CORP                    NASDAQ OTC ISSUES   128126109   2,022    192,716  SH       Sole              192,716	0	0
CARRIER ACCESS CORP            NASDAQ OTC ISSUES   144460102   5,723  1,158,457  SH       Sole            1,158,457	0	0
CEVA INC                       NASDAQ OTC ISSUES   157210105   4,748    758,424  SH       Sole              758,424	0	0
CHEROKEE INTERNATIONAL CORP    COMMON STOCKS       164450108   1,360    295,033  SH       Sole              295,033	0	0
CIBER INC                      COMMON STOCKS       17163B102   2,086    316,000  SH       Sole              316,000	0	0
CYPRESS SEMICONDUCTOR CORP     COMMON STOCKS       232806109   6,920    485,647  SH       Sole              485,647	0	0
ELECTRONICS FOR IMAGING INC    NASDAQ OTC ISSUES   286082102   7,271    273,235  SH       Sole              273,235	0	0
EXAR CORP                      NASDAQ OTC ISSUES   300645108   4,667    372,794  SH       Sole              372,794	0	0
GATEWAY 2000 INC               COMMON STOCKS       367626108   2,861  1,140,000  SH       Sole            1,140,000	0	0
GSI LUMONICS INC               NASDAQ OTC ISSUES   36229U102   7,049    649,105  SH       Sole              649,105	0	0
IKANOS COMMUNICAITONS          COMMON STOCKS       45173E105   3,685    250,000  SH       Sole              250,000	0	0
INGRAM MICRO INC CL A          COMMON STOCKS       457153104  11,137    558,829  SH       Sole              558,829	0	0
INTEL CORP                     NASDAQ OTC ISSUES   458140100   5,866    235,000  SH       Sole              235,000	0	0
INTEVAC INC                    NASDAQ OTC ISSUES   461148108   3,300    250,000  SH       Sole              250,000	0	0
INTL MICROCOMPUTER SOFTWARE    NASDAQ OTC ISSUES   459862306     849    875,000  SH       Sole              875,000	0	0
LECROY CORP                    NASDAQ OTC ISSUES   52324W109   9,368    612,676  SH       Sole              612,676	0	0
LOGICVISION INC                NASDAQ OTC ISSUES   54140W107   1,898  1,518,043  SH       Sole            1,518,043	0	0
MIPS TECHNOLOGIES INC          NASDAQ OTC ISSUES   604567107   6,376  1,122,448  SH       Sole            1,122,448	0	0
NAPSTER INC                    NASDAQ OTC ISSUES   630797108   1,584    450,000  SH       Sole              450,000	0	0
PALM INC                       NASDAQ OTC ISSUES   696643105   3,562    112,000  SH       Sole              112,000	0	0
PORTALPLAYER INC               CALL OPTIONS        736187204   4,248    150,000  SH  CALL Sole              150,000	0	0
RIVERSTONE NETWORKS INC        COMMON STOCKS       769320102   3,298  5,785,500  SH       Sole            5,785,500	0	0
SBS TECHNOLOGIES INC           NASDAQ OTC ISSUES   78387P103   2,894    287,397  SH       Sole              287,397	0	0
SEAGATE TECHNOLOGY HOLDINGS    COMMON STOCKS       G7945J104  12,394    620,000  SH       Sole              620,000	0	0
SIRENZA MICRODEVICES INC       NASDAQ OTC ISSUES   82966T106   2,713    588,472  SH       Sole              588,472	0	0
SMITH MICRO SOFTWARE INC       NASDAQ OTC ISSUES   832154108   3,042    520,000  SH       Sole              520,000	0	0
SYMANTEC CORP                  NASDAQ OTC ISSUES   871503108   8,673    495,588  SH       Sole              495,588	0	0
SYMMETRICOM INC                NASDAQ OTC ISSUES   871543104   6,158    727,079  SH       Sole              727,079	0	0
TRIDENT MICROSYSTEMS INC       CALL OPTIONS        895919108   2,520    140,000  SH  CALL Sole              140,000	0	0
VIRAGE LOGIC CORP              NASDAQ OTC ISSUES   92763R104   7,101    718,690  SH       Sole              718,690	0	0
ZILOG INC                      NASDAQ OTC ISSUES   989524301     762    312,486  SH       Sole              312,486	0	0


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